Financial instruments - maturity analysis	12 Months Ended
Dec. 31, 2018
Financial instruments
Financial instruments - maturity analysis

13 Financial instruments - maturity analysis

Remaining maturity

The following table shows the residual maturity of financial instruments, based on contractual date of maturity.

	2018			2017
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	88,897	—	88,897	98,337	—	98,337
Trading assets	49,094	26,025	75,119	66,315	19,676	85,991
Derivatives	28,503	104,846	133,349	32,372	128,471	160,843
Settlement balances	2,928	—	2,928	2,517	—	2,517
Loans to banks - amortised cost	12,833	114	12,947	11,424	93	11,517
Loans to customers - amortised cost	67,354	237,735	305,089	69,832	240,284	310,116
Other financial assets	11,681	47,804	59,485	8,776	43,153	51,929

Liabilities
Bank deposits	7,438	15,859	23,297	10,813	19,583	30,396
Customer deposits	359,148	1,766	360,914	358,857	2,459	361,316
Settlement balances	3,066	—	3,066	2,844	—	2,844
Trading liabilities	50,668	21,682	72,350	53,787	28,195	81,982
Derivatives	29,028	99,869	128,897	32,212	122,294	154,506
Other financial liabilities	8,240	31,492	39,732	8,467	21,859	30,326
Subordinated liabilities	299	10,236	10,535	2,383	10,339	12,722

Assets and liabilities by contractual cash flow maturity

The tables below show the contractual undiscounted cash flows receivable and payable, up to a period of 20 years, including future receipts and payments of interest of financial assets and liabilities by contractual maturity. The balances in the following tables do not agree directly with the consolidated balance sheet, as the tables include all cash flows relating to principal and future coupon payments, presented on an undiscounted basis. The tables have been prepared on the following basis:

Financial assets have been reflected in the time band of the latest date on which they could be repaid, unless earlier repayment can be demanded by RBS. Financial liabilities are included at the earliest date on which the counterparty can require repayment, regardless of whether or not such early repayment results in a penalty. If the repayment of a financial instrument is triggered by, or is subject to, specific criteria such as market price hurdles being reached, the asset is included in the time band that contains the latest date on which it can be repaid, regardless of early repayment.

The liability is included in the time band that contains the earliest possible date on which the conditions could be fulfilled, without considering the probability of the conditions being met.

For example, if a structured note is automatically prepaid when an equity index exceeds a certain level, the cash outflow will be included in the less than three months period, whatever the level of the index at the year end. The settlement date of debt securities in issue, issued by certain securitisation vehicles consolidated by RBS, depends on when cash flows are received from the securitised assets. Where these assets are prepayable, the timing of the cash outflow relating to securities assumes that each asset will be prepaid at the earliest possible date. As the repayments of assets and liabilities are linked, the repayment of assets in securitisations is shown on the earliest date that the asset can be prepaid, as this is the basis used for liabilities.

The principal amounts of financial assets and liabilities that are repayable after 20 years or where the counterparty has no right to repayment of the principal are excluded from the table, as are interest payments after 20 years.

MFVTPL assets of £207.9 billion (2017 - £243.9 billion) and HFT liabilities of £198.3 billion (2017 - £232.9 billion) have been excluded from the following tables.

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2018	£m	£m	£m	£m	£m	£m
Assets by contractual maturity
Cash and balances at central banks	88,897	—	—	—	—	—
Settlement balances	2,928	—	—	—	—	—
Loans to banks - amortised cost	11,920	925	106	—	—	—
Other financial assets (1)	4,451	7,397	14,138	11,279	11,826	2,744
Total maturing assets	108,196	8,322	14,244	11,279	11,826	2,744
Loans to customers - amortised cost	43,096	32,087	66,441	51,839	66,978	79,543
Derivatives held for hedging	224	529	995	345	152	130
	151,516	40,938	81,680	63,463	78,956	82,417

Liabilities by contractual maturity
Bank deposits	7,417	21	13,785	2,003	—	59
Settlement balance	3,066	—	—	—	—	—
Other financial liabilities	1,736	7,226	10,724	11,658	9,316	2,029
Subordinated liabilities	131	637	1,476	7,532	1,737	1,422
Other liabilities (2)	2,152	—	—	—	—	—
Total maturing liabilities	14,502	7,884	25,985	21,193	11,053	3,510
Customer deposits	351,054	8,114	1,727	14	6	26
Derivatives held for hedging	181	306	1,062	416	637	531
	365,737	16,304	28,774	21,623	11,696	4,067

Guarantees and commitments notional amount
Guarantees (3)	3,952	—	—	—	—	—
Commitments (4)	116,843	—	—	—	—	—
	120,795	—	—	—	—	—

For notes to the above table refer to the following page.

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2017	£m	£m	£m	£m	£m	£m
Assets by contractual maturity
Cash and balances at central banks	98,337	—	—	—	—	—
Settlement balances	2,517	—	—	—	—	—
Loans to banks - amortised cost	10,792	633	94	—	—	—
Other financial assets (1)	3,675	5,889	11,960	11,312	12,813	3,638
Total maturing assets	115,321	6,522	12,054	11,312	12,813	3,638
Loans to customers - amortised cost	45,898	32,031	65,077	52,016	68,500	81,995
Derivatives held for hedging	281	832	1,336	334	166	111
	161,500	39,385	78,467	63,662	81,479	85,744

Liabilities by contractual maturity
Bank deposits	9,180	1,740	3,614	16,023	61	71
Settlement balances	2,844	—	—	—	—	—
Other financial liabilities	4,360	4,777	10,640	3,731	9,762	49
Subordinated liabilities	87	2,645	1,515	1,620	7,746	2,582
Other liabilities (2)	2,186	—	—	—	—	—
Total maturing liabilities	18,657	9,162	15,769	21,374	17,569	2,702
Customer deposits	356,340	3,843	1,052	77	20	28
Derivatives held for hedging	212	289	1,188	526	813	738
	375,209	13,294	18,009	21,977	18,402	3,468

Guarantees and commitments notional amount
Guarantees (3)	7,718	—	—	—	—	—
Commitments (4)	121,229	—	—	—	—	—
	128,947	—	—	—	—	—

Notes:

(1)	Other financial assets excludes equity shares.
(2)	Other liabilities include notes in circulation.
(3)	RBS is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. RBS expects most guarantees it provides to expire unused.
(4)

RBS has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. RBS does not expect all facilities to be drawn, and some may lapse before drawdown.